Reserves - Changes in the Unrealized Fair Value of Available-for-sale Investments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Changes in unrealized fair value of available-for-sale investments, beginning balance	₩ (103,843)	₩ (153,359)
Changes in unrealized fair value of equity investments	260,603	37,068
Reclassification upon disposal	0	20,729
Others	(3,481)	(8,281)
Changes in unrealized fair value of available-for-sale investments, ending balance	₩ 153,279	₩ (103,843)